Advanced Series Trust
655 Broad Street

Newark, New Jersey 07102

November 29, 2022

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:	POS-AMI Filing for Advanced Series Trust

(Investment Company Act File No. 811-05186)

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment under POS AMI to the Registration Statement under the 1940 Act (the Amendment).  This Amendment is solely to add the AST J.P. Morgan Fixed Income Central Portfolio, a new 40 Act only series to the Advanced Series Trust.

As counsel to the Registrant, I represent that the instant Rule POS AMI filing does not contain disclosures that render the filing ineligible to become effective under POS AMI.

The Amendment is not intended to amend the Registrant’s current prospectuses, dated April 25, 2022, June 27, 2022, or October 26, 2022 or the Registrant’s current statements of additional information, dated April 25, 2022, June 27, 2022, or October 26, 2022.

* * * * *

Should you have any questions or comments with respect to the foregoing, please contact me at 973-420-6867.  Thank you for your assistance in this matter.

Respectfully submitted,

   /s/ Melissa A. Gonzalez

  Melissa A. Gonzalez

  Vice President and Corporate Counsel

  (973) 420-6867